INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2 0 1 8	2 0 1 7

Carry forward tax losses	12,525	13,083
Less valuation allowance	(12,525)	(13,083)
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